Basis of Preparation (Details Narrative)	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019	Apr. 30, 2018
Accounting Policies [Abstract]
Income tax examination likelihood percentage, description	Greater than 50 percent	Greater than 50 percent
Income tax examination, description	The Tax Act reduced the U.S. federal corporate tax rate from 35% to 21%.	The Tax Act reduced the U.S. federal corporate tax rate from 35% to 21%.
U.S. federal corporate tax rate	21.00%	21.00%	30.33%